Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity

A summary of employee and non-employee stock option activity for the six months ended June 30, 2020 for both continuing and discontinuing employees is as follows:

	Options Outstanding
	Number of Shares (in thousands)	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding January 1, 2020	64	$113.63	7.48	$24
Granted	20	5.53

Cancelled or expired	(12)	90.93
Outstanding June 30, 2020	72	$87.50	7.71	$—
Exercisable June 30, 2020	53	$115.12	7.24	$—

A summary of employee and non-employee stock option activity for the years ended December 31, 2019 and 2018 for both continuing and discontinuing employees is as follows:

	Options Outstanding		Weighted- Average
	Number of Shares (in thousands)	Weighted- Average Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding January 1, 2018	95	$210.00	6.96	$4
Granted	29	25.20
Cancelled or expired	(24)	142.20
Outstanding December 31, 2018	100	173.10	5.70	$—
Granted	20	5.89
Cancelled or expired	(56)	182.37
Outstanding December 31, 2019	64	$113.63	7.48	$24
Exercisable, December 31, 2019	40	$170.52	6.63	$10

Summary of Weighted-average Assumptions Used to Estimate Fair Value of Options Granted

The following table presents the weighted-average assumptions used to estimate the fair value of options granted to continuing and discontinuing employees during the periods presented:

	Six Months Ended June 30,
	2020	2019
Volatility	110.43%	90.15%
Risk free interest rate	1.68%	2.54%
Dividend yield	0.00%	0.00%
Term (years)	5.27	6.32
Weighted-average fair value of options granted during the period	$4.45	$10.07

The following table presents the weighted-average assumptions used to estimate the fair value of options granted to continuing and discontinuing employees during the periods presented:

	Year Ended December 31,
	2019	2018
Volatility	93.86%	77.79%
Risk free interest rate	1.95%	2.88%
Dividend yield	—	—
Term (years)	5.44	6.45
Weighted-average fair value of options granted during the period	$4.32	$17.70

Summary of Restricted Stock Awards Activity

The following table summarizes the activities for the Company’s non-vested restricted stock awards for the years ended December 31, 2019 and 2018 for both continuing and discontinuing employees:

	Non-vested Restricted Stock Awards
	Number of Shares (in thousands)	Weighted-Average Grant Date Fair Value
Non-vested at January 1, 2018	3	$126.30
Vested	(1)	100.80
Forfeited/cancelled	(1)	203.10
Non-vested at December 31, 2018	1	102.82
Vested	(1)	102.82
Non-vested at December 31, 2019	—	$—

Summary of Effects of Stock-based Compensation Related to Stock Option and Restricted Stock Awards

The following table presents the effects of stock-based compensation related to stock option and restricted stock awards to employees and non-employees on the Company’s continuing operations included in its Unaudited Condensed Consolidated Statements of Operations and Other Comprehensive Loss during the periods presented (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Cost of revenues	$3	$4	$7	$8

General and administrative	52	63	106	178

Total stock-based compensation related to continuing operations	$55	$67	$113	$186

The following table presents the effects of stock-based compensation related to stock option and restricted stock awards to employees and non-employees on the Company’s continuing operations included in its Consolidated Statements of Operations and Other Comprehensive Loss during the periods presented (in thousands):

	Year Ended December 31,
	2019	2018
Cost of revenues	$16	$16
General and administrative	247	514
Total stock-based compensation related to continuing operations	$263	$530